Goodwill, Net - Schedule of Goodwill, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Goodwill, Net [Abstract]
Balance as of beginning
Additions	621	3,361
Balance as of ending	¥ 621	¥ 3,361